RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
		Share-based
For the year ended December 31, 2017	Salary or Fees	Payments	Total
Management	$733,244	$361,865	$1,095,109
Outside directors *	149,882	226,614	376,496
Seabord Services Corp.	357,600	-	357,600
Total	$1,240,726	$588,479	$1,829,205

		Share-based
For the year ended December 31, 2016	Salary or Fees	Payments	Total
Management	$803,033	$215,933	$1,018,966
Outside directors *	151,228	167,534.00	318,762
Seabord Services Corp.	357,600	-	357,600
Total	$1,311,861	$383,467	$1,695,328

		Share-based
For the year ended December 31, 2015	Salary or Fees	Payments	Total
Management	$1,067,210	$108,637	$1,175,847
Outside directors *	158,257	79,898	238,155
Seabord Services Corp.	413,700	-	413,700
Total	$1,639,167	$188,535	$1,827,702